Fair Value Measurements and Financial Instruments	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments

3. Fair Value Measurements and Financial Instruments

Fair value measurements

The summary below presents information about our assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020, and the valuation techniques we utilized to determine such fair value.

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Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Our Level 1 assets consist of equity securities with readily determinable fair values and money market funds.

•

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. Our Level 2 assets generally include marketable securities, warrants, derivatives and, historically, our interest rate swap contracts.

•

Level 3: Prices or valuation that require inputs that are both significant to the fair value measurement and unobservable. Our Level 3 assets consist of our investments in the Series A Biohaven Preferred Shares, Series B Biohaven Preferred Shares and the Series B Forwards. See Note 5––Available for Sale Debt Securities for a description of our investments in the Series A Biohaven Preferred Shares, Series B Biohaven Preferred Shares and the Series B Forwards.

For financial instruments which are carried at fair value, the level in the fair value hierarchy is based on the lowest level of inputs that is significant to the fair value measurement in its entirety.

Fair value hierarchy

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of March 31, 2021 and December 31, 2020 (in thousands):

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$201,439	$—	$—	$201,439
Certificates of deposit	—	91,660	—	91,660
Marketable securities
Commercial paper	—	369,037	—	369,037
Certificates of deposit	—	699,876	—	699,876
Available for sale debt securities	—	—	69,261	69,261

Total current assets	$201,439	$1,160,573	$69,261	$1,431,273

Equity securities	$244,503	$—	$—	$244,503
Available for sale debt securities	—	—	157,539	157,539
Forwards (1)	—	—	22,400	22,400
Warrants (2)	—	2,884	—	2,884

Total non-current assets	$244,503	$2,884	$179,939	$427,326

(1)

The Series B Forwards, recorded within Available for sale debt securities in the condensed consolidated balance sheet as of March 31, 2021, relate to our obligation to fund the acquisition of the Series B Biohaven Preferred Shares.

(2)

Related to the Epizyme transaction as described in Note 4––Derivative Instruments and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of March 31, 2021.

The net unrealized loss recognized on equity securities still held as of March 31, 2021 was a loss of $54.2 million and $119.6 million for the three months ended March 31, 2021 and 2020, respectively.

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$24,302	$—	$—	$24,302
Commercial paper	—	77,176	—	77,176
Certificates of deposit	—	74,502	—	74,502
Marketable securities
Corporate debt securities	—	32,754	—	32,754
Commercial paper	—	444,554	—	444,554
Certificates of deposit	—	505,971	—	505,971
Available for sale debt securities	—	—	69,984	69,984

Total current assets	$24,302	$1,134,957	$69,984	$1,229,243

Equity securities (1)	$298,689	$—	$—	$298,689
Available for sale debt securities	—	—	144,416	144,416
Forwards (2)	—	—	18,600	18,600
Warrants (3)	—	5,439	—	5,439

Total non-current assets	$298,689	$5,439	$163,016	$467,144

(1)

Upon Gilead’s acquisition of Immunomedics, our investment in Immunomedics common stock was redeemed in full in the three months ended December 31, 2020, resulting in a gain of $292.3 million recognized within (Gain)/loss on equity securities in the year ended December 31, 2020.

(2)

The Series B Forwards, recorded within Available for sale debt securities in the condensed consolidated balance sheet as of December 31, 2020, relate to our obligation to fund the acquisition of the Series B Biohaven Preferred Shares.

(3)

Related to the Epizyme transaction as described in Note 4––Derivative Instruments and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of December 31, 2020.

The tables presented below summarize the change in the combined carrying value (current and non-current) of Level 3 financial instruments, which relate to our investment in the Series A Biohaven Preferred Shares, Series B Biohaven Preferred Shares and the Series B Forwards (in thousands).

	For the three months ended March 31,
	2021	2020
Series A Biohaven Preferred Shares
Balance at the beginning of the period	$214,400	$131,280
Unrealized gains on available for sale debt securities (1)	5,125	52,725
Transfer to Level 2	—	(184,005)
Redemption	(15,625)	—

Balance at the end of the period	$203,900	$—

	For the three months ended March 31,
	2021	2020
Series B Biohaven Preferred Shares
Balance at the beginning of the period	$—	$—
Purchases	17,585	—
Settlement of forwards (2)	5,315	—

Balance at the end of the period	$22,900	$—

	For the three months ended March 31,
	2021	2020
Series B Forwards
Balance at the beginning of the period	$18,600	$—
Unrealized gains included in earnings (3)	9,115	—
Settlement of forwards (2)	(5,315)	—

Balance at the end of the period	$22,400	$—

(1)	Recorded in other comprehensive income within Unrealized gain on available for sale debt securities on the condensed consolidated statements of comprehensive income.
(2)

Reflects the fair value attributed to the Series B Forwards that were settled in the period, which is included in the fair value of the Series B Biohaven Preferred Shares. See Note 5––Available for Sale Debt Securities.

(3)	Recorded in earnings within Unrealized gain on available for sale debt securities on the condensed consolidated statements of comprehensive income.

Valuation inputs

Below is a discussion of the valuation inputs used for financial instruments classified as Level 2 and Level 3 measurements in the fair value hierarchy.

Investment in Series A Biohaven Preferred Shares

The fair value of the Series A Biohaven Preferred Shares as of March 31, 2021 and December 31, 2020 was based on the cash flows due to us from Biohaven Pharmaceutical Holding Company Ltd. (“Biohaven”) of two times (2x) the original purchase price of the Series A Biohaven Preferred Shares payable in equal quarterly installments of $15.6 million following U.S. Food and Drug Administration (“FDA”) approval and starting one-year after FDA approval, through December 31, 2024. The FDA approved Nurtec ODT (rimegepant) in February 2020, at which point we became entitled to receive a fixed payment amount of $250.0 million payable in equal quarterly payments from March 31, 2021 through December 31, 2024. For additional discussion of our investment in the Series A Biohaven Preferred Shares, see Note 5––Available for Sale Debt Securities.

The fair value of the Series A Biohaven Preferred Shares as of March 31, 2021 and December 31, 2020 was calculated using probability-adjusted discounted cash flow calculations incorporating Level 3 fair value measurements and inputs, including estimated risk-adjusted discount rates and the probability of a change of control event occurring during the investment term, which would result in accelerated payments and redemptions. Assessing the probability that there will be a change of control event over a four-year time period and developing a risk-adjusted discount rate requires significant judgement. Our estimate of a risk adjusted discount rate of 7.9% as of March 31, 2021 and 8.3% as of December 31, 2020 could reasonably be different than the discount rate selected by a market participant in the event of a sale of the Series A Biohaven Preferred Shares, which would mean that the estimated fair value could be significantly higher or lower. As of March 31, 2021 and December 31, 2020, we estimated a fair value for the Series A Biohaven Preferred Shares of $203.9 million and $214.4 million, respectively, which we classified as Available for sale debt securities in our condensed consolidated balance sheet. The unrealized movement in the fair value of the Series A Preferred Shares is recorded in other comprehensive income within Unrealized gain on available for sale debt securities on the condensed consolidated statements of comprehensive income.

Our investment in the Series A Biohaven Preferred Shares was transferred from a Level 3 asset to a Level 2 asset in February 2020, when Nurtec ODT (rimegepant) received FDA approval, at which time we began using a discounted cash flow analysis that relied on observable inputs. During the three months ended December 31, 2020, information pertaining to Biohaven’s issuance of debt and its effective interest rate became available and we refined our valuation of the Series A Biohaven Preferred shares as of December 31, 2020 to incorporate this significant unobservable input. As a result, we reclassified the investment from a Level 2 to a Level 3 asset during the three months ended December 31, 2020.

Investment in Series B Biohaven Preferred Shares

We have committed to acquiring 3,992 shares of Series B Biohaven Preferred Shares at a price of $50,100 per preferred share for a total of $200.0 million payable on a quarterly basis between March 31, 2021 and December 31, 2024 (“Series B Forwards”). As of March 31, 2021, we have acquired 351 shares of Series B Biohaven Preferred Shares. In return, Biohaven will be required to redeem the Series B Biohaven Preferred Shares in a series of equal fixed quarterly payments equal to approximately 1.8 times the original issue price per share between March 31, 2025 and December 31, 2030. For additional discussion of our investment in the Series B Biohaven Preferred Shares, see Note 5–Available for Sale Debt Securities.

The fair value of the Series B Biohaven Preferred Shares as of March 31, 2021 and the fair value of the Series B Forwards as of March 31, 2021 and December 31, 2020 were based on probability-adjusted discounted cash flow calculations using Level 3 fair value measurements and inputs, including estimated risk-adjusted discount rates and the probability that there will be a change of control event in different periods of time, which would result in accelerated payments and redemptions. Assessing the probability that there will be a change of control event over a 10-year time period and developing a risk-adjusted discount rate requires significant judgement. Our expectation of the probability and timing of the occurrence of a change of control event could reasonably be different than the timing of an actual change of control event, and if so, would mean that the estimated fair value could be significantly higher or lower than the fair value determined by management at any particular date. Our estimate of a risk adjusted discount rate could reasonably be different than the discount rate selected by a market participant in the event of a sale of the Series B Biohaven Preferred Shares or the Series B Forwards, which would mean that the estimated fair value could be significantly higher or lower. We have elected the fair value option to account for our Series B Biohaven Preferred Shares and Series B Forwards as it most accurately reflects the nature of our investment in the Series B Biohaven Preferred Shares. The Series B Biohaven Preferred Shares and the Series B Forwards are recorded within Available for sale debt securities in our condensed consolidated balance sheet.

The unrealized movement in fair value of the Series B Preferred Shares and Series B Forwards is recorded in earnings within Unrealized gain on available for sale debt securities on the condensed consolidated statements of comprehensive income.

Other financial instruments

We use a third party pricing service for Level 2 inputs used to value cash equivalents, marketable securities and borrowings, which provides documentation on an ongoing basis that includes, among other things, pricing information with respect to reference data, methodology, inputs summarized by asset class, pricing application and corroborative information. Warrants are valued using a Black-Scholes option pricing model which considers observable and unobservable inputs.

Financial assets not measured at fair value

Financial royalty assets are measured and carried on the condensed consolidated balance sheets at amortized cost using the effective interest method. The current portion of financial royalty assets approximates fair value. The fair value of financial royalty assets is calculated by management using the forecasted royalty payments we expect to receive based on the projected product sales for all royalty bearing products as estimated by sell-side equity research analysts’ consensus forecasts. These projected future royalty payments by asset are then discounted to a present value using appropriate individual discount rates. The fair value of our financial royalty assets is classified as Level 3 within the fair value hierarchy since it is determined based upon inputs that are both significant and unobservable. Estimated fair values based on Level 3 inputs and related carrying values for the non-current portion of our financial royalty assets as of March 31, 2021 and December 31, 2020 are presented below (in thousands).

	March 31, 2021		December 31, 2020
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$18,464,028	$12,599,080	$18,718,179	$12,368,084

3. Fair Value Measurements and Financial Instruments

Fair value measurements

The summary below presents information about our assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019, and the valuation techniques we utilized to determine such fair value.

•

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Our Level 1 assets consist of equity securities with readily determinable fair values and money market funds.

•

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. Our Level 2 assets generally include marketable securities, warrants, derivatives and our interest rate swap contracts, which may be in an asset or liability position.

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Level 3: Prices or valuation that requires inputs that are both significant to the fair value measurement and unobservable. Our Level 3 assets consist of our investments in the Series A Biohaven Preferred Shares and the Series B Forwards and, historically, our investment in Tecfidera. See Note 5--Available for Sale Debt Securities for a description of our investments in the Biohaven Preferred Shares.

For financial instruments which are carried at fair value, the level in the fair value hierarchy is based on the lowest level of inputs that is significant to the fair value measurement in its entirety.

Fair value hierarchy

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of December 31, 2020 and 2019 (in thousands):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$24,302	$—	$—	$24,302
Commercial paper	—	77,176	—	77,176
Certificates of deposit	—	74,502	—	74,502
Marketable securities
Corporate debt securities	—	32,754	—	32,754
Commercial paper	—	444,554	—	444,554
Certificates of deposit	—	505,971	—	505,971
Available for sale debt securities	—	—	69,984	69,984

Total current assets	$24,302	$1,134,957	$69,984	$1,229,243

Equity securities (1)	298,689	—	—	298,689
Available for sale debt securities	—	—	144,416	144,416
Forwards (2)	—	—	18,600	18,600
Warrants (3)	—	5,439	—	5,439

Total non-current assets	$298,689	$5,439	$163,016	$467,144

(1)

Upon Gilead’s acquisition of Immunomedics, our investment in Immunomedics common stock was redeemed in full in the fourth quarter of 2020, resulting in a gain of $292.3 million recognized within (Gain)/loss on equity securities in the year ended December 31, 2020.

(2)

The Series B Forwards, recorded within Other assets in the consolidated balance sheet as of December 31, 2020, relate to our obligation to fund the acquisition of the Series B Biohaven Preferred Shares.

(3)

Related to Epizyme transaction as described in Note 4-Derivative Instruments and recorded in the non-current asset portion of Derivative financial instruments in the consolidated balance sheet as of December 31, 2020.

The net unrealized gain or loss recognized on equity securities still held as of December 31, 2020 was a loss of $45.2 million, a gain of $125.6 million and a loss of $7.8 million for the years ended December 31, 2020, 2019 and 2018, respectively.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$222,326	$—	$—	$222,326
Certificates of deposit	—	4,000	—	4,000
Marketable securities
U.S. government securities	—	12,877	—	12,877
Commercial paper	—	21,367	—	21,367
Certificates of deposit	—	60,211	—	60,211

Total current assets	$222,326	$98,455	$—	$320,781

Equity securities	380,756	—	—	380,756
Available for sale debt securities	—	—	131,280	131,280
Warrants (1)	—	30,815	—	30,815
Forward purchase contract (1)	—	11,500	—	11,500

Total non-current assets	$380,756	$42,315	$131,280	$554,351

Liabilities:
Interest rate swaps	—	(9,215)	—	(9,215)

Total current liabilities	$—	$(9,215)	$—	$(9,215)

Interest rate swaps	—	(18,902)	—	(18,902)

Total non-current liabilities	$—	$(18,902)	$—	$(18,902)

(1)

Related to Epizyme warrants and put option as described in Note 4-Derivative Instruments and both recorded in the non-current asset portion of Derivative financial instruments in the consolidated balance sheet as of December 31, 2019.

The tables presented below summarize the change in the carrying value of Level 3 financial instruments, which relate to our investment in the Series A Biohaven Preferred Shares and the Series B Forwards (in thousands).

	For the years ended December 31,
	2020	2019
Available for sale debt securities
Balance at the beginning of the period	$131,280	$—
Purchases	—	125,121
Unrealized gains on available for sale debt securities	52,725	—
Transfer to Level 2	(184,005)	—
Transfer from Level 2 (1)	198,526	—
Unrealized gains on available for sale debt securities	15,874	6,159

Balance at the end of the period	$214,400	$131,280

(1)	Includes $14.5 million of unrealized gains on available for sale debt securities included in other comprehensive income while the instrument was classified as a Level 2 asset.

For the year ended December 31,
2020
Forwards
Balance at the beginning of the period	$—
Unrealized gains included in earnings (1)	18,600

Balance at the end of the period	$18,600

(1)	Recorded within Unrealized gain on forwards on the consolidated statements of comprehensive income.

Valuation inputs

Below is a discussion of the valuation inputs used for financial instruments classified as Level 2 and Level 3 measurements in the fair value hierarchy.

Investment in Series A Biohaven Preferred Shares

The fair value of the Series A Biohaven Preferred Shares at December 31, 2020 is based on the cash flows due to us from Biohaven Pharmaceutical Holding Company Ltd. (“Biohaven”) of two times (2x) the original purchase price of the Series A Biohaven Preferred Shares payable in equal quarterly installments of $15.6 million following U.S. Food and Drug Administration (“FDA”) approval and starting one-year after FDA approval through December 31, 2024. The FDA approved Nurtec ODT (rimegepant) in February 2020, at which point we became entitled to receive a fixed payment amount of $250.0 million payable in equal quarterly payments from March 31, 2021 through December 31, 2024. For additional discussion of our investment in the Series A Biohaven Preferred Shares, see Note 5--Available for Sale Debt Securities.

The fair value of the Series A Biohaven Preferred Shares at December 31, 2020 was calculated using probability-adjusted discounted cash flow calculations incorporating Level 3 fair value measurements and inputs, including estimated risk-adjusted discount rates and the probability of a change of control event occurring during the investment term, which would result in accelerated payments and redemptions. Assessing the probability that there will be a change of control event over a four-year time period and developing a risk-adjusted discount rate requires significant judgement. Our estimate of a risk adjusted discount rate of 8.3% could reasonably be different than the discount rate selected by a market participant in the event of a sale of the Series A Biohaven Preferred Shares, which would mean that the estimated fair value could be significantly higher or lower. At December 31, 2020 we estimated the fair value for the Series A Biohaven Preferred Shares as $214.4 million, which we classified as available for sale debt securities.

For periods prior to March 31, 2020, we valued the Series A Biohaven Preferred Shares using a Black-Derman Toy (“BDT”) lattice model. The fair value of the Series A Biohaven Preferred Shares at December 31, 2019 was determined based on significant inputs that were not observable in the market, referred to as Level 3 inputs. Key inputs to the BDT model for the December 31, 2019 valuation included, most notably, the probability (1) of Biohaven’s pipeline product, Nurtec ODT (rimegepant), being approved by the FDA by specific dates, (2) of a change of control event by specific dates and (3) that Biohaven will elect to redeem the Series A Biohaven Preferred Shares for a lump sum payment as opposed to payback over time. Probabilities for the above considerations were developed by management, which has significant healthcare and finance expertise to make such assessments. The most critical assumption that impacted the valuation of our Series A Biohaven Preferred Shares at December 31, 2019 was the probability that Nurtec ODT (rimegepant) would be approved by the FDA.

Assumptions used in the valuation model as of December 31, 2019 included the following significant unobservable inputs:

•	Change of Control probability on a quarterly basis (0%)

•	Likelihood of FDA approval (0%-86%)

•	Likelihood of FDA approval at the end of any given quarter by December 31, 2024 (Range: 0%-59%).

Our investment in the Series A Biohaven Preferred Shares was transferred from a Level 3 asset to a Level 2 asset in February 2020, when Nurtec ODT (rimegepant) received FDA approval, at which time we began using a discounted cash flow analysis that relied on observable inputs. During the three months ended December 31, 2020, we became aware of Biohaven’s issuance of debt and its effective interest rate and refined our valuation of the Series A Biohaven Preferred shares as of December 31, 2020 to incorporate this significant unobservable input. As a result, we reclassified the investment from a Level 2 to a Level 3 asset during the three months ended December 31, 2020.

Investment in Series B Biohaven Preferred Shares

We have committed to acquiring 3,992 shares of Series B Biohaven Preferred Shares at a price of $50,100 per preferred share for a total of $200.0 million payable on a quarterly basis between March 31, 2021 and December 31, 2024 (“Series B Forwards”). In return, Biohaven will be required to redeem the Series B Biohaven Preferred Shares in a series of equal fixed quarterly payments equal to approximately 1.8 times the original issue price per share between March 31, 2025 and December 31, 2030. For additional discussion of our investment in the Series B Biohaven Preferred Shares, see Note 5-Available for Sale Debt Securities.

The fair value of the Series B Forwards as of December 31, 2020 is based on probability-adjusted discounted cash flow calculations using Level 3 fair value measurements and inputs, including estimated risk-adjusted discount rates and the probability that there will be a change of control event in different periods of time, which would result in accelerated payments and redemptions. Assessing the probability that there will be a change of control event over a 10-year time period and developing a risk-adjusted discounted rate requires significant judgement. Our expectation of the probability and timing of the occurrence of a change of control event could reasonably be different than the timing of an actual change of control event, and if so, would mean that the estimate fair value could be significantly higher or lower than the fair value determined by management at any particular date. Our estimate of a risk adjusted discount rate could reasonably be different than the discount rate selected by a market participant in the event of a sale of the Series B Forwards, which would mean that the estimated fair value could be significantly higher or lower. We have elected the fair value option to account for our Series B Forwards as it most accurately reflects the nature of our Series B Forwards, which we record within Other assets in our consolidated balance sheet. The unrealized movement in fair value of the Series B forwards is recorded within Unrealized gain on forwards on the consolidated statements of comprehensive income.

Other financial instruments

We use a third party pricing service for Level 2 inputs used to value cash equivalents, marketable securities and borrowings, which provides documentation on an ongoing basis that includes, among other things, pricing information with respect to reference data, methodology, inputs summarized by asset class, pricing application and corroborative information. Warrants are valued using a Black-Scholes option pricing model which considers observable and unobservable inputs. Level 2 interest rate swaps are typically valued using counterparty confirmations, LIBOR yield curves and credit valuation adjustments.

Financial assets not measured at fair value

Financial royalty assets are measured and carried on the consolidated balance sheets at amortized cost using the effective interest method. The current portion of financial royalty assets approximates fair value. The fair value of financial royalty assets is calculated by management using the forecasted royalty payments we expect to receive based on the projected product sales for all royalty bearing products as estimated by sell-side equity research analysts’ consensus forecasts. These projected future royalty payments by asset are then discounted to a present value using appropriate individual discount rates. The fair value of our financial royalty assets is classified as Level 3 within the fair value hierarchy since it is determined based upon inputs that are both significant and unobservable. Estimated fair values based on Level 3 inputs and related carrying values for the non-current portion of our financial royalty assets as of December 31, 2020 and 2019 are presented below (in thousands).

	December 31, 2020		December 31, 2019
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$18,718,179	$12,368,084	$16,501,819	$10,842,052